UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Abrams Bison Investments, L.L.C.

Address: 4800 Hampden Lane, Suite 1050
            Bethesda, MD 20814


13F File Number: 28- 11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin M. Abrams
Title:  Managing Member
Phone:  (301) 657 5925


Signature, Place and Date of Signing:

   /s/ Gavin M. Abrams            Bethesda, Maryland           02/14/06
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  12
Form 13F Information Table Value Total: $320,906 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Abrams Bison Partners, L.P., 028-11159

                                                      FORM 13F INFORMATION TABLE



COLUMN 1                          COLUMN  2   COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6       COLUMN 7       COLUMN 8

                                  TITLE OF                 VALUE     SHRS OR  SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                    CLASS       CUSIP       (X$1000)   PRN AMT  PRN CALL  DISCRETION      MANAGERS  SOLE  SHARED  NONE
--------------                    -----       -----       --------   -------- --------  ----------      --------  ----  ------  ----

AUTOZONE, INC.                    COM         053332102   28,112      306,400 SH        Shared-Defined     1           306,400
AVIALL INC NEW                    COM         05366B102   81,204    2,819,600 SH        Shared-Defined     1         2,819,600
BLOCKBUSTER INC                   CL A        093679108    1,185      316,000 SH        Shared-Defined     1           316,000
BLOCKBUSTER INC                   CL B        093679207    6,774    2,034,100 SH        Shared-Defined     1         2,034,100
HASBRO INC                        COM         418056107   36,784    1,822,800 SH        Shared-Defined     1         1,822,800
HEIDRICK & STRUGGLES INTL IN      COM         422819102   51,977    1,621,732 SH        Shared-Defined     1         1,621,732
IPAYMENT INC                      COM         46262E105    9,998      240,800 SH        Shared-Defined     1           240,800
PFIZER INC.                       COM         717081103    6,996      300,000 SH        Shared-Defined     1           300,000
PIONEER NAT RES CO                COM         723787107   14,971      292,000 SH        Shared-Defined     1           292,000
ROYAL GROUP TECHNOLOGIES LTD      COM         779915107   10,270    1,141,130 SH        Shared-Defined     1         1,141,130
VIACOM INC                        CL B        925524308   28,525      875,000 SH        Shared-Defined     1           875,000
RENAISSANCE RE HOLDINGS LTD       COM         G7496G103   44,110    1,000,000 SH        Shared-Defined     1         1,000,000

                                                         320,906


02802 0001 638909